Condensed consolidating financial information - Condensed Consolidated Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	£ 10,295		£ 4,610
Net cash generated from/(used in) investing activities	(1,021)		(640)
Net cash (used in)/generated from financing activities	(9,630)		(4,229)
Net cash flows generated (used in)/from operating, investing and financing activities	(356)		(259)
Differences on exchange	(138)		180
(Decrease)/increase in net cash and cash equivalents in the year	(494)		(79)
Net cash and cash equivalents at 1 January		£ 1,651	1,730
Net cash and cash equivalents at 31 December	2,328	2,822	1,651
Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	10,295		4,610
Net cash generated from/(used in) investing activities	(1,021)		(640)
Net cash (used in)/generated from financing activities	(9,630)		(4,229)
Net cash flows generated (used in)/from operating, investing and financing activities	(356)		(259)
Differences on exchange	(138)		180
(Decrease)/increase in net cash and cash equivalents in the year	(494)		(79)
Net cash and cash equivalents at 1 January		1,651	1,730
Net cash and cash equivalents at 31 December	2,328		1,651
Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		5,347
Net cash generated from/(used in) investing activities		(18,544)
Net cash (used in)/generated from financing activities		14,759
Net cash flows generated (used in)/from operating, investing and financing activities		1,562
Differences on exchange		(391)
(Decrease)/increase in net cash and cash equivalents in the year		1,171
Net cash and cash equivalents at 1 January	2,822
Net cash and cash equivalents at 31 December		2,822
Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		5,347
Net cash generated from/(used in) investing activities		(18,544)
Net cash (used in)/generated from financing activities		14,759
Net cash flows generated (used in)/from operating, investing and financing activities		1,562
Differences on exchange		(391)
(Decrease)/increase in net cash and cash equivalents in the year		1,171
Net cash and cash equivalents at 1 January	2,822
Net cash and cash equivalents at 31 December		2,822
Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(45)		(23)
Net cash generated from/(used in) investing activities	187		24
Net cash (used in)/generated from financing activities	(140)
Net cash flows generated (used in)/from operating, investing and financing activities	2		1
Differences on exchange	(1)		1
(Decrease)/increase in net cash and cash equivalents in the year	1		2
Net cash and cash equivalents at 1 January		5	3
Net cash and cash equivalents at 31 December	6		5
Reportable Legal Entities | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(45)		(23)
Net cash generated from/(used in) investing activities	187		24
Net cash (used in)/generated from financing activities	(140)
Net cash flows generated (used in)/from operating, investing and financing activities	2		1
Differences on exchange	(1)		1
(Decrease)/increase in net cash and cash equivalents in the year	1		2
Net cash and cash equivalents at 1 January		5	3
Net cash and cash equivalents at 31 December	6		5
Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	1,670
Net cash generated from/(used in) investing activities	3,039
Net cash (used in)/generated from financing activities	(4,711)
Net cash flows generated (used in)/from operating, investing and financing activities	(2)
(Decrease)/increase in net cash and cash equivalents in the year	(2)
Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	349
Net cash generated from/(used in) investing activities	4,280
Net cash (used in)/generated from financing activities	(4,631)
Net cash flows generated (used in)/from operating, investing and financing activities	(2)
(Decrease)/increase in net cash and cash equivalents in the year	(2)
Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(7)
Net cash generated from/(used in) investing activities	3,366
Net cash (used in)/generated from financing activities	(3,359)
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	8,249		4,610
Net cash generated from/(used in) investing activities	(877)		(571)
Net cash (used in)/generated from financing activities	(11,391)		1,746
Net cash flows generated (used in)/from operating, investing and financing activities	(4,019)		5,785
Differences on exchange	(138)		179
(Decrease)/increase in net cash and cash equivalents in the year	(4,157)		5,964
Net cash and cash equivalents at 1 January		1,646	1,727
Net cash and cash equivalents at 31 December	(1,344)		7,691
Reportable Legal Entities | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	10,025		4,598
Net cash generated from/(used in) investing activities	(6,853)		(3,788)
Net cash (used in)/generated from financing activities	(3,663)		2,486
Net cash flows generated (used in)/from operating, investing and financing activities	(491)		3,296
Differences on exchange	(173)		221
(Decrease)/increase in net cash and cash equivalents in the year	(664)		3,517
Net cash and cash equivalents at 1 January		1,702	1,466
Net cash and cash equivalents at 31 December	1,471		4,983
Reportable Legal Entities | BATCAP, Issuer | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(81)
Net cash generated from/(used in) investing activities	946
Net cash (used in)/generated from financing activities	(980)
Net cash flows generated (used in)/from operating, investing and financing activities	(115)
Differences on exchange	2
(Decrease)/increase in net cash and cash equivalents in the year	(113)
Net cash and cash equivalents at 31 December	9
Reportable Legal Entities | BATIF | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	19		(8)
Net cash generated from/(used in) investing activities	709		406
Net cash (used in)/generated from financing activities	(1,355)		2,073
Net cash flows generated (used in)/from operating, investing and financing activities	(627)		2,471
Differences on exchange	34		(42)
(Decrease)/increase in net cash and cash equivalents in the year	(593)		2,429
Net cash and cash equivalents at 1 January		(56)	261
Net cash and cash equivalents at 31 December	(35)		2,690
Reportable Legal Entities | BATNF and RAI, Subsidiary guarantors | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	349
Net cash generated from/(used in) investing activities	4,280
Net cash (used in)/generated from financing activities	(4,631)
Net cash flows generated (used in)/from operating, investing and financing activities	(2)
(Decrease)/increase in net cash and cash equivalents in the year	(2)
Reportable Legal Entities | BATHTN | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(13)		20
Net cash generated from/(used in) investing activities	2		2,811
Net cash (used in)/generated from financing activities	11		(2,813)
Net cash flows generated (used in)/from operating, investing and financing activities			18
(Decrease)/increase in net cash and cash equivalents in the year			18
Net cash and cash equivalents at 31 December			18
Reportable Legal Entities | Restatement Adjustments | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		(12)
Net cash generated from/(used in) investing activities		2
Net cash (used in)/generated from financing activities		10
Net cash and cash equivalents at 1 January	5
Net cash and cash equivalents at 31 December		5
Reportable Legal Entities | Restatement Adjustments | BAT p.l.c., Parent guarantor | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		(12)
Net cash generated from/(used in) investing activities		2
Net cash (used in)/generated from financing activities		10
Net cash and cash equivalents at 1 January	5
Net cash and cash equivalents at 31 December		5
Reportable Legal Entities | Restatement Adjustments | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		(1,860)
Net cash generated from/(used in) investing activities		(88)
Net cash (used in)/generated from financing activities		1,950
Net cash flows generated (used in)/from operating, investing and financing activities		2
(Decrease)/increase in net cash and cash equivalents in the year		2
Net cash and cash equivalents at 1 January	2
Net cash and cash equivalents at 31 December		2
Reportable Legal Entities | Restatement Adjustments | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		(270)
Net cash generated from/(used in) investing activities		1,116
Net cash (used in)/generated from financing activities		(844)
Net cash flows generated (used in)/from operating, investing and financing activities		2
(Decrease)/increase in net cash and cash equivalents in the year		2
Net cash and cash equivalents at 1 January	2
Net cash and cash equivalents at 31 December		2
Reportable Legal Entities | Restatement Adjustments | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		(11)
Net cash generated from/(used in) investing activities		1
Net cash (used in)/generated from financing activities		10
Reportable Legal Entities | Restatement Adjustments | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		7,488
Net cash generated from/(used in) investing activities		(19,512)
Net cash (used in)/generated from financing activities		21,030
Net cash flows generated (used in)/from operating, investing and financing activities		9,006
Differences on exchange		(391)
(Decrease)/increase in net cash and cash equivalents in the year		8,615
Net cash and cash equivalents at 1 January	2,813
Net cash and cash equivalents at 31 December		10,261
Reportable Legal Entities | Restatement Adjustments | All other companies, Non-guarantor subsidiaries | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		5,470
Net cash generated from/(used in) investing activities		(20,020)
Net cash (used in)/generated from financing activities		22,772
Net cash flows generated (used in)/from operating, investing and financing activities		8,222
Differences on exchange		(400)
(Decrease)/increase in net cash and cash equivalents in the year		7,822
Net cash and cash equivalents at 1 January	2,135
Net cash and cash equivalents at 31 December		9,524
Reportable Legal Entities | Restatement Adjustments | BATCAP, Issuer | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		67
Net cash generated from/(used in) investing activities		113
Net cash (used in)/generated from financing activities		(52)
Net cash flows generated (used in)/from operating, investing and financing activities		128
Differences on exchange		(6)
(Decrease)/increase in net cash and cash equivalents in the year		122
Net cash and cash equivalents at 1 January	122
Net cash and cash equivalents at 31 December		122
Reportable Legal Entities | Restatement Adjustments | BATIF | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		10
Net cash generated from/(used in) investing activities		350
Net cash (used in)/generated from financing activities		237
Net cash flows generated (used in)/from operating, investing and financing activities		597
Differences on exchange		15
(Decrease)/increase in net cash and cash equivalents in the year		612
Net cash and cash equivalents at 1 January	558
Net cash and cash equivalents at 31 December		556
Reportable Legal Entities | Restatement Adjustments | BATNF and RAI, Subsidiary guarantors | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		(270)
Net cash generated from/(used in) investing activities		1,116
Net cash (used in)/generated from financing activities		(844)
Net cash flows generated (used in)/from operating, investing and financing activities		2
(Decrease)/increase in net cash and cash equivalents in the year		2
Net cash and cash equivalents at 1 January	2
Net cash and cash equivalents at 31 December		2
Reportable Legal Entities | Restatement Adjustments | BATHTN | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		69
Net cash (used in)/generated from financing activities		(69)
Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	79		23
Net cash generated from/(used in) investing activities	(11,016)		(93)
Net cash (used in)/generated from financing activities	14,602		(5,975)
Net cash flows generated (used in)/from operating, investing and financing activities	3,665		(6,045)
Differences on exchange	1
(Decrease)/increase in net cash and cash equivalents in the year	3,666		(6,045)
Net cash and cash equivalents at 31 December	3,666		(6,045)
Eliminations | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	41		23
Net cash generated from/(used in) investing activities	(292)		(93)
Net cash (used in)/generated from financing activities	1,128		(5,975)
Net cash flows generated (used in)/from operating, investing and financing activities	877		(6,045)
(Decrease)/increase in net cash and cash equivalents in the year	877		(6,045)
Net cash and cash equivalents at 31 December	£ 877		£ (6,045)
Eliminations | Restatement Adjustments
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		12
Net cash generated from/(used in) investing activities		(63)
Net cash (used in)/generated from financing activities		(7,397)
Net cash flows generated (used in)/from operating, investing and financing activities		(7,448)
(Decrease)/increase in net cash and cash equivalents in the year		(7,448)
Net cash and cash equivalents at 31 December		(7,448)
Eliminations | Restatement Adjustments | Registered BATCAP bonds
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities		13
Net cash generated from/(used in) investing activities		(105)
Net cash (used in)/generated from financing activities		(7,295)
Net cash flows generated (used in)/from operating, investing and financing activities		(7,387)
(Decrease)/increase in net cash and cash equivalents in the year		(7,387)
Net cash and cash equivalents at 31 December		£ (7,387)